UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN 37211

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class - HEQCX

Smart Diversification Fund
Institutional Class - SMDFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Report

February 28, 2022
(Unaudited)

MONTEAGLE FUNDS

TABLE OF CONTENTS

  February 28, 2022

Supplementary Portfolio Information.........................................................................	1
Schedule of Investments.............................................................................................	5
Statement of Assets & Liabilities...............................................................................	19
Statements of Operations............................................................................................	20
Statements of Changes in Net Assets.........................................................................	21
Financial Highlights...................................................................................................	25
Notes to Financial Statements....................................................................................	30
About your Funds' Expenses......................................................................................	47
Trustees & Officers of the Trust.................................................................................	50
Compensation of Trustees & Officers........................................................................	52
Additional Information...............................................................................................	53

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
FMC Corp.	4.28%
ABIOMED, Inc.	4.22%
DuPont de Nemours, Inc.	3.87%
Rollins, Inc.	3.80%
First Republic Bank	3.53%
General Mills, Inc.	3.31%
Leidos Holdings, Inc.	3.27%
Pultegroup, Inc.	3.27%
Steris PLC	3.19%
D.R. Horton, Inc.	3.09%
35.83%

Top Ten Portfolio Industries	(% of Net Assets)
Healthcare Equipment & Services	17.83%
Utilities	13.97%
Chemicals	8.15%
Consumer Durables & Apparel	7.99%
Commercial & Professional Services	7.07%
Capital Goods	6.82%
Technology Hardware & Equipment	4.82%
Banks	4.44%
Real Estate Investment Trusts	4.16%
Software & Services	3.50%
78.75%

Semi-Annual Report | 1

MONTEAGLE OPPORTUNITY EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Halliburton Co.	3.02%
Mid-America Apartment Communities, Inc.	2.76%
LTC Properties, Inc.	2.68%
National Health Investors, Inc.	2.67%
Check Point Software Technologies Ltd.	1.72%
McKesson Corp.	1.57%
Molina Healthcare, Inc.	1.47%
PerkinElmer, Inc.	1.40%
Icon PLC	1.36%
United Therapeutics Corp.	1.35%
20.00%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	10.13%
Real Estate Investment Trusts	8.11%
Health Care Equipment & Services	6.88%
Technology Hardware & Equipment	6.77%
Banks	6.55%
Software & Services	5.84%
Pharmaceuticals, Biotechnology & Life Science	5.17%
Commercial & Professional Services	5.00%
Retailing	4.82%
Insurance	4.06%
63.33%

Semi-Annual Report | 2

SMART DIVERSIFICATION FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
SPDR S&P 500 ETF Trust	24.65%
Invesco QQQ Trust, Series 1 ETF	22.70%
iShares MSCI Brazil Small Cap ETF	11.05%
SPDR Portfolio S&P 500 ETF	9.34%
First Trust Brazil AlphaDEX Fund	9.13%
Invesco Nasdaq 100 ETF	7.52%
SPDR Portfolio Emerging Markets ETF	5.14%
iShares MSCI China ETF	3.58%
SPDR Portfolio S&P 500 Growth ETF	1.19%
SPDR Portfolio Developed World ex-US ETF	1.07%
95.37%

Top Portfolio Investment Types	(% of Net Assets)
Exchange Traded Funds	96.38%
Money Market Fund	3.78%
100.16%

Semi-Annual Report | 3

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

 FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Targa Resources Corp.	1.61%
Magnolia Oil & Gas Corp. Class A	1.54%
Encore Wire Corp.	1.48%
McKesson Corp.	1.46%
Rush Enterprises, Inc. Class A	1.46%
Pioneer Natural Resources Co.	1.31%
Cheniere Energy, Inc.	1.27%
Digital Turbine, Inc.	1.23%
Diamondback Energy, Inc.	1.23%
Sabre Corp.	1.19%
13.78%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	14.02%
Software & Services	7.34%
Banks	7.02%
Oil & Gas Exploration	5.10%
Chemicals	4.85%
Diversified Financials	4.07%
Technology Hardware & Equipment	3.98%
Oil, Gas & Consumable Fuels	3.91%
Health Care Equipment & Services	3.74%
Consumer Durables & Apparel	3.54%
57.57%

Semi-Annual Report | 4

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 91.91%

Automobiles & Components - 1.60%
6,300	BorgWarner, Inc.	$ 258,363

Banks - 4.44%
3,300	First Republic Bank	571,758
2,600	U.S. Bancorp	147,004
		718,762
Capital Goods - 6.82%
1,650	Illinois Tool Works, Inc.	356,961
4,500	Paccar, Inc.	413,145
500	TransDigm Group, Inc. *	333,295
		1,103,401
Chemicals - 8.15%
8,100	DuPont de Nemours, Inc.	626,697
5,900	FMC Corp.	691,775
		1,318,472
Commercial & Professional Services - 7.07%
5,200	Leidos Holdings, Inc.	529,568
18,850	Rollins, Inc.	615,075
		1,144,643
Consumer Durables & Apparel - 7.99%
5,850	D.R. Horton, Inc.	499,590
11,120	Newell Brands, Inc.	264,100
10,650	PulteGroup, Inc.	528,879
		1,292,569
Diversified Financials - 1.41%
600	MarketAxess Holdings, Inc.	228,858

Food, Beverage & Tobacco - 3.31%
7,950	General Mills, Inc.	536,068

Healthcare Equipment & Services - 17.83%
2,200	ABIOMED, Inc. *	683,628
3,800	Baxter International, Inc.	322,886
1,000	Dexcom, Inc. *	413,910
700	Humana Inc	304,024
2,500	Medtronic PLC (Ireland)	262,475
1,550	Resmed, Inc.	382,463
2,150	Steris PLC	516,000
		2,885,386
Insurance - 3.02%
2,200	Willis Towers Watson PLC	489,060

Pharmaceuticals, Biotechnology & Life Science - 2.06%
1,450	Vertex Pharmaceuticals, Inc. *	333,529

Retailing - 1.78%
1,450	Dollar General Corp.	287,593

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Semiconductors & Semiconductor Equipment - 1.87%
3,400	Micron Technology, Inc.	$ 302,124

Software & Services - 3.50%
2,600	Citrix Systems, Inc.	266,500
1,400	VeriSign, Inc. *	299,208
		565,708
Technology Hardware & Equipment - 4.82%
5,800	Cisco Systems, Inc.	323,466
3,500	IPG Photonics Corp. *	456,225
		779,691
Transportation - 2.27%
1,650	FedEx Corp.	366,746

Utilities - 13.97%
5,800	Ameren Corp.	498,510
3,000	Entergy Corp.	315,630
5,900	Eversource Energy	482,620
6,000	NextEra Energy, Inc.	469,620
7,350	Xcel Energy, Inc.	494,876
		2,261,256

TOTAL FOR COMMON STOCKS (Cost $15,431,796) - 91.91%		14,872,229

REAL ESTATE INVESTMENT TRUSTS - 4.16%
1,500	American Tower Corp.	340,305
2,000	Crown Castle International Corp.	333,180

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $792,408) - 4.16%		673,485

MONEY MARKET FUND - 3.91%
632,187	Federated Hermes Government Obligations Fund - Institutional Class, 0.03% **	632,187

TOTAL FOR MONEY MARKET FUND (Cost $632,187) - 3.91%		632,187

TOTAL INVESTMENTS (Cost $16,856,391) - 99.98%		16,177,901

OTHER ASSETS LESS LIABILITIES - 0.02%		2,915

NET ASSETS - 100.00%		$16,180,816

* Non-Income producing.

** 7-day yield as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 90.57%

Banks - 6.55%
6,400	Bank OZK	$ 300,928
8,100	Cathay General Bancorp	380,943
3,600	East West Bancorp, Inc.	315,216
5,600	Heartland Financial USA, Inc.	277,872
20,600	Northfield Bancorp, Inc.	323,420
3,400	South State Corp.	306,000
7,900	Washington Federal, Inc.	281,082
		2,185,461
Capital Goods - 10.13%
4,400	A.O. Smith Corp.	301,752
2,200	Acuity Brands, Inc.	401,214
2,100	AGCO Corp.	252,336
1,500	Cummins, Inc.	306,180
2,500	Curtiss-Wright Corp.	368,800
2,400	EMCOR Group, Inc.	277,296
3,700	Franklin Electric Co., Inc.	312,872
2,200	John Bean Technologies Corp.	249,414
1,200	L3Harris Technologies, Inc.	302,772
5,000	Masco Corp.	280,200
2,000	Stanley Black & Decker, Inc.	325,400
		3,378,236
Chemicals - 1.77%
2,600	Eastman Chemical Co.	308,022
2,900	LyondellBasell Industries NV Class A	281,967
		589,989
Commercial & Professional Services - 5.00%
7,100	ABM Industries, Inc.	318,293
8,100	CBIZ, Inc. *	315,171
700	Cintas Corp.	262,724
8,300	HNI Corp.	337,727
3,600	Robert Half International, Inc.	433,044
		1,666,959
Consumer Durables & Apparel - 3.65%
4,000	Brunswick Corp.	382,080
2,800	Lennar Corp. Class A	251,664
5,700	PulteGroup, Inc.	283,062
1,500	Whirlpool Corp.	301,905
		1,218,711
Consumer Services - 3.29%
4,800	Service Corp. International	292,080
4,200	Texas Roadhouse, Inc.	398,622
7,800	Yum China Holdings, Inc. (China)	405,756
		1,096,458
Containers & Packaging - 1.78%
29,200	Amcor PLC (Switzerland)	339,596
4,300	Sonoco Products Co.	252,496
		592,092

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Diversified Financials - 3.90%
3,600	Houlihan Lokey, Inc. Class A	$ 370,296
3,150	Raymond James Financial, Inc.	345,398
5,600	SEI Investments Co.	328,048
6,000	Synchrony Financial	256,680
		1,300,422
Electric Utilities - 1.22%
3,100	Hawaiian Electric Industries, Inc.	127,038
4,200	OGE Energy Corp.	157,710
4,700	PPL Corp.	122,999
		407,747
Energy Equipment & Services - 3.02%
30,000	Halliburton Co.	1,005,900

Food, Beverage & Tobacco - 2.88%
3,200	Archer-Daniels Midland Co.	251,040
3,300	Kellogg Co.	211,002
2,800	Ingredion, Inc.	248,472
2,700	Tyson Foods, Inc. Class A	250,182
		960,696
Food & Staples Retailing - 2.08%
7,268	Performance Food Group Co. *	407,299
6,100	The Kroger Co.	285,480
		692,779
Gas Utilities - 0.89%
7,700	UGI Corp.	295,988

Health Care Equipment & Services - 6.88%
5,200	Baxter International, Inc.	441,844
7,600	Cardinal Health, Inc.	410,476
6,000	Hologic, Inc. *	427,020
1,900	McKesson Corp.	522,424
1,600	Molina Healthcare, Inc. *	490,992
		2,292,756
Insurance - 4.06%
4,900	Aflac, Inc.	299,341
1,100	Everest Re Group Ltd. (Bermuda)	328,042
2,500	The Hanover Insurance Group, Inc.	348,775
2,200	The Travelers Cos., Inc.	378,026
		1,354,184
Media & Entertainment - 1.84%
2,200	Take-Two Interactive Software, Inc. *	356,400
8,400	Paramount Global Class B	257,124
		613,524
Metal & Mining - 2.80%
5,078	Agnico Eagle Mines Ltd. (Canada)	256,388
14,200	Barrick Gold Corp.	320,494
2,700	Nucor Corp.	355,374
		932,256

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Multi Utilities - 1.18%
3,000	Avista Corp.	$ 133,890
1,000	DTE Energy Co.	121,590
5,100	MDU Resources Group, Inc.	136,527
		392,007
Oil, Gas & Consumable Fuels - 0.08%
500	DT Midstream, Inc.	26,550

Pharmaceuticals, Biotechnology & Life Science - 5.17%
1,900	Icon PLC (Ireland) *	452,219
2,600	Jazz Pharmaceuticals PLC (Ireland) *	357,292
2,600	PerkinElmer, Inc.	466,986
2,700	United Therapeutics Corp. *	448,740
		1,725,237
Retailing - 4.82%
3,600	Best Buy Co., Inc.	347,904
2,400	Dollar Tree, Inc. *	340,992
2,400	Genuine Parts Co.	293,184
3,100	Penske Automotive Group, Inc.	304,699
7,200	Zumiez, Inc. *	320,328
		1,607,107
Semiconductors & Semiconductor Equipment - 2.38%
4,200	Cirrus Logic, Inc. *	364,854
3,100	Skyworks Solutions, Inc.	428,327
		793,181
Software & Services - 5.84%
5,400	Amdocs Ltd.	424,980
3,950	Check Point Software Technology Ltd. (Israel) *	572,276
4,000	Dolby Laboratories, Inc. Class A	300,400
14,300	Dropbox, Inc. Class A *	324,467
7,800	Genpact Ltd. (Bermuda)	326,352
		1,948,475
Technology Hardware & Equipment - 6.77%
3,100	Arrow Electronics, Inc. *	377,828
8,300	Avnet, Inc.	349,181
2,200	CDW Corp.	379,412
15,300	Netgear, Inc. *	407,133
3,100	TD Synnex Corp.	315,673
3,000	TE Connectivity Ltd. (Switzerland)	427,290
		2,256,517
Telecommunication Services - 1.06%
6,700	BCE, Inc.	351,951

Transportation - 1.13%
2,450	Landstar System, Inc.	378,304

Water Utilities - 0.40%
1,600	American States Water Co.	134,656

TOTAL FOR COMMON STOCKS (Cost $25,001,911) - 90.57%		30,198,143

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENT TRUSTS - 8.11%
26,400	LTC Properties, Inc.	$ 893,112
4,500	Mid-America Apartment Communities, Inc.	920,745
16,700	National Health Investors, Inc.	890,277
		2,704,134

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,255,449) - 8.11%		2,704,134

MONEY MARKET FUND - 1.37%
457,077	Federated Hermes Government Obligations Fund - Institutional Class, 0.03% **	457,077

TOTAL FOR MONEY MARKET FUND (Cost $457,077) - 1.37%		457,077

TOTAL INVESTMENTS (Cost $27,714,437) - 100.05%		33,359,354

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(17,208)

NET ASSETS - 100.00%		$33,342,146

* Non-Income producing.

** 7-day yield as of February 28, 2022.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

SMART DIVERSIFICATION FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 96.38%
236,000	First Trust Brazil AlphaDEX Fund	$ 2,910,470
242,500	iShares MSCI Brazil Small Cap ETF	3,523,525
10,000	iShares International Select Dividend ETF	317,500
19,475	iShares MSCI China ETF	1,141,430
20,867	Invesco QQQ Trust, Series 1 ETF	7,236,675
16,780	Invesco Nasdaq 100 ETF	2,396,016
10,000	SPDR Portfolio Developed World ex-US ETF	340,700
41,165	SPDR Portfolio Emerging Markets ETF	1,639,602
58,000	SPDR Portfolio S&P 500 ETF	2,977,720
18,000	SPDR S&P 500 ETF Trust	7,859,340
6,000	SPDR Portfolio S&P 500 Growth ETF	380,640
		30,723,618

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $28,317,979) - 96.38%		30,723,618

MONEY MARKET FUND - 3.78%
1,206,918	Federated Hermes Government Obligations Fund - Institutional Class, 0.03% **	1,206,918

TOTAL FOR MONEY MARKET FUND (Cost $1,206,918) - 3.78%		1,206,918

TOTAL INVESTMENTS (Cost $29,524,897) - 100.16%		31,930,536

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(52,009)

NET ASSETS - 100.00%		$31,878,527

** 7-day yield as of February 28, 2022.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 96.00%

Automobiles - 0.73%
135	Tesla, Inc. *	$ 117,508

Automobiles & Components - 1.93%
896	Toyota Motor Corp. ADR	163,923
2,028	XPEL, Inc. *	147,233
		311,156
Banks - 7.02%
1,705	Allegiance Bancshares, Inc.	73,059
2,685	CBTX, Inc.	80,711
783	Comerica, Inc.	74,769
663	Cullen/Frost Bankers, Inc.	93,304
3,095	First Financial Bankshares, Inc.	148,312
2,791	Hilltop Holdings, Inc.	86,298
1,416	Independent Bank Group, Inc.	109,244
1,730	International Bancshares Corp.	74,407
913	Mr. Cooper Group, Inc. *	46,408
802	Prosperity Bancshares, Inc.	59,717
2,760	South Plains Financial, Inc.	76,369
1,890	Southside Bancshares, Inc.	78,794
500	Triumph Bancorp, Inc. *	50,160
2,009	Veritex Holdings, Inc.	81,626
		1,133,178
Capital Goods - 14.02%
2,753	AZZ, Inc.	135,530
2,382	Builders FirstSource, Inc. *	177,268
2,570	ChargePoint Holdings, Inc. Class A *	37,316
1,033	Comfort Systems USA, Inc.	88,817
3,670	Cornerstone Building Brands, Inc. *	81,034
563	CSW Industrials, Inc.	67,746
3,420	DXP Enterprises, Inc. *	98,188
2,054	Encore Wire Corp.	239,127
7,670	Fluor Corp. *	166,132
2,555	Hyliion Holdings Corp. Class A *	11,038
2,069	IES Holdings, Inc. *	86,981
279	Jacobs Engineering Group, Inc.	34,317
464	Lennox International, Inc.	123,855
16,484	Now, Inc. *	153,961
7,050	Quanex Building Products Corp.	161,163
1,247	Quanta Services, Inc.	135,848
4,521	Rush Enterprises, Inc. Class A	234,821
3,060	Sterling Construction Co., Inc. *	90,362
1,331	Textron, Inc.	97,336
2,368	Thermon Group Holdings, Inc. *	40,540
		2,261,380
Chemicals - 4.85%
484	Celanese Corp. Series A	67,411
2,454	Huntsman Corp.	99,240

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Chemicals – (Continued)
11,171	Kronos Worldwide, Inc.	$ 164,549
7,790	Orion Engineered Carbons SA (Luxembourg)	121,057
5,560	Valhi, Inc.	141,615
1,716	Westlake Chemical Corp.	189,292
		783,164
Commercial & Professional Services - 1.75%
961	Copart, Inc. *	118,088
485	Insperity, Inc.	43,626
832	Waste Management, Inc.	120,141
		281,855
Construction Materials - 0.78%
919	Eagle Materials, Inc.	125,747

Construction & Engineering - 1.95%
2,018	AECOM	146,628
3,378	KBR, Inc.	167,684
		314,312
Consumer Durables & Apparel - 3.54%
4,493	Callaway Golf Co. *	111,157
1,507	D.R. Horton, Inc.	128,698
5,154	Green Brick Partners, Inc. *	119,521
1,053	LGI Homes, Inc. *	132,815
7,455	Solo Brands, Inc. Class A *	78,725
		570,916
Consumer Services - 3.17%
1,331	Brinker International, Inc. *	56,621
2,080	Dave & Buster's Entertainment, Inc. *	90,147
2,777	Service Corp. International	168,980
1,566	Six Flags Entertainment Corp. *	68,371
880	Wingstop, Inc.	127,908
		512,027
Diversified Financials - 4.07%
4,036	Main Street Capital Corp.	176,131
2,756	Sixth Street Specialty Lending, Inc.	64,601
144	Texas Pacific Land Trust	171,177
2,010	The Charles Schwab Corp.	169,765
2,287	Victory Capital Holdings, Inc. Class A	75,860
		657,534
Electric Housewares & Fans - 0.82%
645	Helen of Troy Ltd. (Bermuda) *	132,657

Energy - 0.34%
696	Marathon Petroleum Corp.	54,197

Energy Equipment & Services - 1.48%
2,341	Cactus, Inc. Class A	118,595
3,265	National Energy Services Reunited Corp. *	29,091
11,050	Select Energy Services, Inc. Class A *	91,494
		239,180

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Engineering & Construction - 0.68%
2,088	Arcosa, Inc.	$ 109,975

Food, Beverage & Tobacco - 2.19%
2,364	Darling Ingredients, Inc. *	171,343
4,701	Keurig Dr. Pepper, Inc.	181,788
		353,131
Health Care Equipment & Services - 3.74%
314	AMN Healthcare Services, Inc. *	33,328
49	Atrion Corp.	35,058
606	CorVel Corp. *	96,390
4,589	Hanger, Inc. *	83,153
857	McKesson Corp.	235,641
520	Tenet Healthcare Corp. *	44,715
810	U.S. Physical Therapy, Inc.	74,496
		602,781
Household & Personal Products - 0.96%
1,193	Kimberly-Clark Corp.	155,269

Insurance - 1.52%
1,043	Goosehead Insurance, Inc. Class A *	90,720
2,278	Stewart Information Services Corp.	154,631
		245,351
Integrated Oil & Gas - 1.19%
1,414	Exxon Mobil Corp.	110,886
1,872	Occidental Petroleum Corp.	81,862
		192,748
Leisure Products - 0.67%
1,746	YETI Holdings, Inc. *	107,484

Machinery-Diversified - 0.47%
2,505	Flowserve Corp.	76,077

Media & Entertainment - 0.21%
1,315	Bumble, Inc. Class A *	33,703

Metals & Mining - 0.54%
2,255	Commercial Metals Co.	86,930

Oil & Gas Drilling - 0.82%
9,117	Patterson-UTI Energy, Inc.	131,558

Oil & Gas Equipment Services - 2.16%
3,697	Halliburton Co.	123,960
4,274	Nextier Oilfield Solutions, Inc. *	34,021
6,638	ProPetro Holding Corp. *	84,767
2,678	Schlumberger Ltd.	105,085
		347,833
Oil & Gas Exploration & Production - 5.10%
424	ConocoPhillips	40,221
1,437	Diamondback Energy, Inc.	198,450
1,019	EOG Resources, Inc.	117,103
6,530	Kosmos Energy Ltd. *	31,736

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Oil & Gas Exploration & Production – (Continued)
1,803	Matador Resources Co.	$ 89,429
881	Pioneer Natural Resources Co.	211,088
2,872	Range Resources Corp. *	65,912
7,868	Southwestern Energy Co. *	39,261
6,215	W&T Offshore, Inc. *	30,205
		823,405
Oil & Gas Refining & Marketing - 1.98%
3,523	CVR Energy, Inc. *	61,265
4,966	HollyFrontier Corp. *	151,215
1,675	Par Pacific Holdings, Inc. *	22,780
490	Phillips 66	41,278
519	Valero Energy Corp.	43,342
		319,880
Oil & Gas Storage & Transportation - 3.21%
1,547	Cheniere Energy, Inc.	205,596
5,881	EnLink Midstream LLC.	52,341
3,965	Targa Resources Corp.	259,192
		517,129
Oil, Gas & Consumable Fuels - 3.91%
3,775	APA Corp.	134,503
6,379	Berry Corp.	63,790
2,314	Brigham Minerals, Inc. Class A	52,713
647	Kinetik Holdings, Inc. Class A	43,996
11,128	Magnolia Oil & Gas Corp. Class A	248,711
2,578	Talos Energy, Inc. *	40,500
11,684	Uranium Energy Corp. *	46,619
		630,832
Pharmaceuticals, Biotechnology & Life Science - 1.19%
1,366	Cassava Sciences, Inc. *	58,069
1,706	Castle Biosciences, Inc. *	73,853
802	Instil Bio, Inc. *	8,605
16,150	Lexicon Pharmaceuticals, Inc. *	33,430
1,751	XBiotech, Inc. (Canada) *	17,265
		191,222
Retail & Wholesale-Discretionary - 0.61%
3,050	Academy Sports & Outdoors, Inc. *	98,728

Retailing - 1.37%
40	Amazon.com, Inc. *	122,850
2,970	Conn's, Inc. *	54,470
4,899	The Container Store Group, Inc. *	43,258
		220,578
Semiconductors & Semiconductor Equipment - 2.91%
1,935	Cirrus Logic, Inc. *	168,093
1,732	Diodes, Inc. *	155,170
865	Texas Instruments, Inc.	147,041
		470,304

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Shares		Fair Value

Software & Services - 7.34%
2,995	Alkami Technology, Inc. *	$ 47,201
2,590	BigCommerce Holdings, Inc. *	67,081
8,006	Blucora, Inc. *	159,319
4,110	Digital Turbine, Inc. *	199,253
3,452	E2open Parent Holdings, Inc. Class A *	30,999
276	Match Group, Inc. Class A *	30,771
13,590	Moneygram International, Inc. *	145,957
4,385	PROS Holdings, Inc. *	139,355
6,321	Rackspace Technology, Inc. *	70,353
17,616	Sabre Corp. *	192,543
161	Tyler Technologies, Inc. *	68,950
1,700	Upland Software, Inc. *	32,062
		1,183,844
Technology Hardware & Equipment - 3.98%
694	Apple, Inc.	114,593
6,180	Benchmark Electronics, Inc.	161,545
2,786	Dell Technologies, Inc. Class C *	141,975
10,449	Hewlett Packard Enterprise Co.	166,348
19,095	Ribbon Communications, Inc. *	58,049
		642,510
Transportation - 0.96%
4,060	Daseke, Inc.	50,953
1,594	Kirby Corp.	103,849
		154,802
Utilities - 1.84%
5,200	CenterPoint Energy, Inc.	142,220
3,224	NRG Energy, Inc.	121,996
1,653	Sunnova Energy International, Inc. *	33,308
		297,524

TOTAL FOR COMMON STOCKS (Cost $12,489,630) - 96.00%		15,488,409

REAL ESTATE INVESTMENT TRUST - 0.94%
1,586	The Howard Hughes Corp. *	151,590

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $115,865) - 0.94%		151,590

WARRANT - 0.04%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $13,163) *	6,851

TOTAL FOR WARRANT (Cost $0) - 0.04%		6,851

MONEY MARKET FUND - 0.51%
82,323	Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (**)(***)	82,323

TOTAL FOR MONEY MARKET FUND (Cost $82,323) - 0.51%		82,323

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $280,230) - 2.03%		327,840

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Fair Value

TOTAL INVESTMENTS (Cost $12,968,048) - 99.52%	$16,057,013

OTHER ASSETS LESS LIABILITIES - 0.48%	77,015

NET ASSETS - 100.00%	$16,134,028

* Non-Income producing.

** 7-day yield as of February 28, 2022.

*** $10 of this balance is held as collateral for securities lending program.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 28, 2022 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

MONTEAGLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 28, 2022 (UNAUDITED)

* At February 28, 2022, there were no securities on loan.

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

MONTEAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2022 (UNAUDITED)

Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Smart Diversification Fund	The Texas Fund
Investment Income:				
Dividends (net of $0, 2,374, $0 and $92 of foreign tax withheld)	$ 139,413	$ 306,404	$ 414,614	$ 91,740
Securities Lending	-	-	-	-
Total Investment Income	139,413	306,404	414,614	91,740
Expenses:				
Advisory Fees	41,878	53,393	66,947	27,579
Chief Compliance Officer Fees	9,311	16,137	15,199	8,447
Trustee Fees	5,726	5,652	4,475	5,320
Operating Services Fees	58,629	152,220	137,861	78,485
Legal Fees	-	-	-	-
ICI Membership Fees	588	1,035	891	268
Total Expenses	116,132	228,437	225,373	120,099
Net Investment Income (Loss)	23,281	77,967	189,241	(28,359)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:				
Net Realized Gain (Loss) from Investments	948,463	252,678	(731,630)	185,790
Net Realized Gain from Options	-	-	-	209,011
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,176,812)	(203,574)	(1,102,655)	58,989
Net Change in Unrealized Appreciation on Options	-	-	-	79,304
Net Realized and Unrealized Gain (Loss) on Investments	(228,349)	49,104	(1,834,285)	533,094
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (205,068)	$ 127,071	$ (1,645,044)	$ 504,735

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

MONTEAGLE OPPORTUNITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

SMART DIVERSIFICATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2022	Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Year/Period	$ 12.42	$ 10.23	$ 11.05	$ 13.66	$ 12.69	$ 11.83
Income (Loss) From Investment Operations:						
Net Investment Income *	0.02	0.06	0.15	0.07	0.09	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.12)	5.55	(0.51)	(1.49)	1.64	0.98
Total from Investment Operations	(0.10)	5.61	(0.36)	(1.42)	1.73	1.21
Distributions:						
From Net Investment Income	(0.02)	(0.09)	(0.13)	(0.07)	(0.24)	(0.07)
From Net Realized Gain	(1.59)	(3.33)	(0.33)	(1.12)	(0.52)	(0.28)
Total from Distributions	(1.62)	(3.42)	(0.46)	(1.19)	(0.76)	(0.35)
Net Asset Value, at End of Year/Period	$ 10.70	$ 12.42	$ 10.23	$ 11.05	$ 13.66	$ 12.69
Total Return **	(1.77)% (b)	66.48%	(3.62)%	(9.76)%	13.97%	10.17%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 16,181	$ 16,921	$ 11,067	$ 26,787	$ 14,126	$ 12,267
Ratio of Expenses to Average Net Assets	1.39% (a)	1.44%	1.40%	1.36%	1.36%	1.39%
Ratio of Net Investment Income to Average Net Assets	0.28% (a)	0.52%	1.43%	0.60%	0.68%	1.84%
Portfolio Turnover	32% (b)	178%	50%	81%	173%	127%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH YEAR /PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

MONTEAGLE SMART DIVERSIFICATION FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR/PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2022	Year Ended 8/31/2021	Period Ended 8/31/2020 (a)
Net Asset Value, at Beginning of Year/Period	$ 15.62	$ 12.13	$ 10.00
Income (Loss) From Investment Operations:			
Net Investment Gain (Loss) *	0.09	(0.04)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.66)	3.55	2.16
Total from Investment Operations	(0.57)	3.51	2.13
Distributions:			
From Net Investment Income	(0.07)	(0.02)	-
From Net Realized Gain	(1.51)	-	-
Total from Distributions	(1.58)	(0.02)	-
Net Asset Value, at End of Year/Period	$ 13.46	$ 15.62	$ 12.13
Total Return **	(4.51)% (c)	28.93%	21.30% (c)
Ratios/Supplemental Data:			
Net Assets at End of Year/Period (Thousands)	$ 31,879	$ 30,549	$ 12,532
Ratio of Expenses to Average Net Assets ***	1.42% (b)	1.52%	1.75% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.19% (b)	(0.31)%	(0.33)% (b)
Portfolio Turnover	90% (c)	223%	359% (c)

(a) For period September 3, 2019 (commencement of operations) through August 31, 2020.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/28/2022		Years Ended 8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Net Asset Value, at Beginning of Year/Period	$ 13.81		$ 9.73	$ 9.58	$ 11.97	$ 9.38	$ 8.88
Income (Loss) From Investment Operations:							
Net Investment Income (Loss) *	(0.03)		(0.05)	- ***	-	0.02	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.54		4.13	0.16	(2.17)	2.57	0.53
Total from Investment Operations	0.51		4.08	0.16	(2.17)	2.59	0.50
Distributions:							
From Net Investment Income	-		-	(0.01)	- ***	-	-
From Return of Capital	-		-	-	(0.03)	-	-
From Net Realized Gain	(0.72)		-	-	(0.19)	-	-
Total from Distributions	(0.72)		-	(0.01)	(0.22)	-	-
Net Asset Value, at End of Year/Period	$ 13.60		$ 13.81	$ 9.73	$ 9.58	$ 11.97	$ 9.38
Total Return **	3.65%	(b)	41.93%	1.68%	(18.12)%	27.61%	5.63%
Ratios/Supplemental Data:							
Net Assets at End of Year/Period (Thousands)	$ 16,134		$ 13,974	$ 9,220	$ 9,826	$ 12,445	$ 9,934
Ratio of Expenses to Average Net Assets	1.60%	(a)	1.67%	1.71%	1.64%	1.61%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.38)%	(a)	(0.36)%	(0.02)%	(0.01)%	0.18%	(0.29)%
Portfolio Turnover	19%	(b)	94%	137%	83%	44%	40%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2022 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Smart Diversification Fund

The Texas Fund

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Smart Diversification Fund (“Smart Diversification Fund”) and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Smart Diversification Fund is total return through a combination of capital appreciation and income.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and

Semi-Annual Report | 30

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semi-Annual Report | 31

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2022:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 14,872,229	$ -	$ 14,872,229
Real Estate Investment Trusts	673,485	-	673,485
Money Market Fund	632,187	-	632,187
Totals	$ 16,177,901	$ -	$ 16,177,901

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 30,198,143	$ -	$ 30,198,143
Real Estate Investment Trusts	2,704,134	-	2,704,134
Money Market Fund	457,077	-	457,077
Totals	$ 33,359,354	$ -	$ 33,359,354

Smart Diversification Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds	$ 30,723,618	$ -	$ 30,723,618
Money Market Fund	1,206,918	-	1,206,918
Totals	$ 31,930,536	$ -	$ 31,930,536

Semi-Annual Report | 32

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 15,488,409	$ -	$ 15,488,409
Real Estate Investment Trust	151,590	-	151,590
Warrant	6,851	-	6,851
Money Market Fund	82,323	-	82,323
Purchased Options	327,840	-	327,840
Totals	$ 16,057,013	$ -	$ 16,057,013

(a)

As of and during the six months ended February 28, 2022, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

All options purchased by the Texas Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2022, the Texas Fund had purchased call options valued at $293,000, and purchased put options valued at $34,840, for a total of $327,840 which is presented within Investment Securities at Fair Value on the Statement of Assets and Liabilities.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The effect of derivative instruments on the Statement of Operations during the six months ended February 28, 2022 was as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Texas Fund	Call and put options purchased	Net realized gain from options	$ 209,011

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on options	$ 79,304

For the six months ended February 28, 2022, the Texas Fund purchased 1,900call option contracts and 220 put option contracts.  For the six months ended February 28, 2022 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds, except for the Opportunity Equity Fund and Smart Diversification Fund, have entered into securities lending agreements with Huntington National Bank. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. The remaining contractual maturity of all securities lending transactions are overnight and continuous. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund, and the Texas Fund did not have any securities loaned at February 28, 2022.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Smart Diversification Fund and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, and Texas Fund during the six months ended February 28, 2022 and year ended August 31, 2021 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain		Return of Capital
	2022	2021	2022	2021	2022	2021
Select Value Fund	$1,726,705	$ 365,951	$ 552,941	$3,329,847	$ -	$ -
Opportunity Equity Fund	710,052	181,713	6,314,064	-	-	-
Smart Diversification Fund	1,792,572	20,674	1,490,518	-	-	-
Texas Fund	-	-	814,531	-	-	-

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Effective November 1, 2019, Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) was acquired by Renasant Bank and is now deemed to be a wholly owned subsidiary of Renasant Bank. Effective July 31, 2020, Nashville Capital Corporation has changed its name to Park Place Capital Corporation (“Park Place Capital” or the “Adviser”). Park Place Capital serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Board of Trustees (“Trustees”), the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

policies of the Funds and advising the Trustees on the selection of sub-advisers. Prior to December 1, 2020, each Fund was authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	1.200%	0.850%	1.450%	1.450%
From $10 million up to and including $25 million	1.200%	0.850%	1.250%	1.350%
From $25 up to and including $50 million	1.115%	0.800%	1.150%	1.250%
From $50 up to and including $100 million	0.975%	0.750%	1.000%	1.100%
Over $100 million	0.875%	0.700%	0.900%	0.950%

As of December 1, 2020, each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.25%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.50%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.50%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.50%	0.60%
Over $100 million	0.50%	0.50%	0.50%	0.60%

Under the terms of the Funds’ Management Agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: costs of membership in trade associations; SEC registration fees and related expenses; brokerage; taxes; borrowing costs (such as (a) interest and (b) dividend expense on securities sold short); litigation expenses; fees and expenses of non-interested Trustees; the compensation of the Trust’s Chief Compliance Officer’s (“CCO”) services and extra ordinary expenses.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

For the six months ended February 28, 2022, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2022
Select Value Fund	$ 41,878	$ 6,197
Opportunity Equity Fund	53,393	8,027
Smart Diversification Fund	66,947	10,709
Texas Fund	27,579	4,591

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Smart Diversification Fund — Park Place Capital has retained Luken Investment Analytics, LLC (“LIA”), to serve as the sub-adviser to Smart Diversification Fund. Park Place Capital has agreed to pay LIA an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.50% of such assets over $10 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser regarding the Opportunity Equity Fund. As of December 1, 2020, the Select Value Fund, Smart Diversification Fund, and the Texas Fund was added to the Service Agreement. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes,

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

Prior to December 1, 2020, pursuant to the Servicing Agreement, the Adviser was entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Opportunity Equity Fund’s Investor Class shares and 0.20% for the Institutional Class shares daily average net assets. As of December 1, 2020, the Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Smart Diversification Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	1.200%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.750%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.650%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.400%	0.350%

As of and for the six months ended February 28, 2022, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 28, 2022
Select Value Fund	$ 58,629	$ 8,676
Opportunity Equity Fund	152,220	23,299
Smart Diversification Fund	137,861	22,063
Texas Fund	78,485	12,547

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. The CCO also received a special bonus of $5,000 from the Funds in August 2021. The payment was allocated among the Funds of $1,250 each. For the six months ended February 28, 2022, the CCO received a total of $49,094.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2022, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 5,198,643	$ 5,665,914
Opportunity Equity Fund	1,546,673	3,099,829
Smart Diversification Fund	30,310,335	28,275,634
Texas Fund	4,559,206	2,832,522

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2021, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$ 507,088	$1,698,382	$ 250	$ -	$ -	$ -	$ 2,205,720
Opportunity Equity Fund	5,842,626	710,049	5,895,288	-	-	-	12,447,963
Smart Diversification	3,503,253	1,390,786	1,490,518	-	-	-	6,384,557
Texas Fund	2,925,152	-	56,389	-	(35,872)	-	2,945,669

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Funds for the fiscal year ended August 31, 2021 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/ (Deficit)
Texas Fund	$ (96,953)	$ 96,953

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Texas Fund incurred and elected to defer $35,872 of such late year losses.

As of August 31, 2021, the Smart Diversification Fund utilized $300,103 of its capital loss carryforward during the year ended August 31, 2021. The Texas Fund utilized $818,163 of its capital loss carryforward during the year ended August 31, 2021.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2022:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 16,856,391	$ 378,628	$(1,057,118)	$ (678,490)
Opportunity Equity Fund	27,714,437	6,725,817	(1,080,900)	5,644,917
Smart Diversification Fund	29,524,897	2,461,156	(55,517)	2,405,639
Texas Fund	12,968,048	4,007,903	(918,938)	3,088,965

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended February 28, 2022, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2018.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2022, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2022
Select Value Fund	NFS, LLC	65%
Select Value Fund	Raymond James & Assoc., Inc.	30%
Opportunity Equity Fund	Reliance Trust Co.	47%
Smart Diversification Fund	LPL Financial Services	77%
Texas Fund	NFS, LLC	61%

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2022
Institutional Class
Shares	121,575	(36,991)	65,069	1,511,628
Value	$ 1,408,077	$ (413,769)	$ 750,596

For the fiscal year ended:
August 31, 2021
Institutional Class
Shares	214,358	(38,914)	104,722	1,361,974
Value	$ 2,256,785	$ (467,583)	$ 968,556

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2022
Institutional Class
Shares	66,284	(218,803)	662,193	3,328,210
Value	$ 460,075	$(1,639,369)	$ 4,317,495

For the fiscal year ended:
August 31, 2021
Institutional Class
Shares	153,701	(166,412)	21,316	2,818,536
Value	$ 1,107,969	$(1,119,002)	$ 148,278

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2022
Investor Class
Shares	92,681	(126,646)	449,023	2,135,491
Value	$ 560,699	$ (812,685)	$ 2,667,198

For the fiscal year ended:
August 31, 2021
Investor Class
Shares	75,633	(418,793)	5,239	1,720,433
Value	$ 505,605	$(2,698,781)	$ 33,029

Smart Diversification Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2022
Institutional Class
Shares	444,732	(237,431)	205,947	2,368,787
Value	$ 6,579,573	$(3,332,838)	$ 3,010,938

For the year ended:
August 31, 2021
Institutional Class
Shares	1,137,618	(216,571)	1,367	1,955,539
Value	$15,897,993	$(3,001,739)	$ 17,986

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 28, 2022
Institutional Class
Shares	149,547	(27,466)	52,071	1,186,391
Value	$ 2,143,870	$(385,572)	$ 711,293

For the fiscal year ended:
August 31, 2021
Institutional Class
Shares	112,766	(48,469)	-	1,012,239
Value	$ 1,462,986	$(561,796)	$ -

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See Note 2 for additional disclosures related to options transactions.

NOTE 11. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12. SUBSEQUENT EVENTS

On March 28, 2022, the Opportunity Fund declared a dividend from net investment income of $27,162, which was payable on March 29, 2022.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

Semi-Annual Report | 46

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 28, 2022 (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2021 and held until the end of the period February 28, 2022.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

Semi-Annual Report | 47

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

Monteagle Select Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$982.33	$6.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$6.95

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$1,002.71	$8.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.51	$8.35

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$1,005.30	$5.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.99	$5.86

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Smart Diversification Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$954.87	$6.88
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.75	$7.10

* Expenses are equal to the Fund's annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 48

MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Texas Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$1,036.51	$8.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.86	$8.00

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | 49

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 28, 2022 (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board of Trustees (“Trustees” or the “Board”) in compliance with the laws of the state of Delaware. The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

DISINTERESTED TRUSTEES
Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to 2020	4	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	4

Board member for the State Teachers Retirement System of Ohio, 2018 to 2020; Independent Trustee for Asset Management Funds (4 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)

Jeffrey W. Wallace, JD, CPA, CFP 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to 2021; Managing Director, Investment Operations, Finance and Legal, Baylor University, 2021 to present	4	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

Semi-Annual Report | 50

MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The following table provides information regarding the officers of the Trust.

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO	Since 11-01-02

Monteagle Funds, President/CCO from 11/02 to present; Park Place Capital Corporation, CCO, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to 01/17; PJO Holdings, LLC from 07/15 to present; N2Development, Counsel 01/19 to present.

Brandon M. Pokersnik 1978	Secretary, AML Officer	Since 10-1-16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	Since 10-1-16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

Semi-Annual Report | 51

MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 28, 2022 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

When Trustees are deemed to be affiliated with the Adviser or Sub-adviser, they will receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay the compensation of the Trust’s Chief Compliance Officer except for the Opportunity Equity Fund.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 28, 2022:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$10,100	$0	$0	$10,100
David J. Gruber	$10,100	$0	$0	$10,100
Jeffrey W. Wallace	$10,100	$0	$0	$10,100

Semi-Annual Report | 52

MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 28, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Report | 53

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2001 Park Place, Suite 525

Birmingham, AL 35203

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date April 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date April 29, 2022

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date April 29, 2022

* Print the name and title of each signing officer under his or her signature.